REVENUE RECOGNITION (Details 1) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Deferred contract costs	$ 20,160	$ 10,409
Deferred contract costs, noncurrent	26,059	10,113
Total deferred contract costs	$ 46,219	$ 20,522